Balance Sheets £ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Cash
Prepaid expenses
Cash and cash equivalents
Total current assets
Investments held in Trust Account
Deferred offering costs
Intangible assets - research and development	5,000	5,000
Total Assets	5,000	5,000
Current liabilities:
Accrued expenses
Income taxes payable
Accrued excise tax
Note payable - Sponsor
Accrued professional fees	3,681,000	2,246,000	1,308,000
Accrued payroll and other current liabilities	51,000	338,000	927,000
Option liability	2,624,000	1,417,000
Total current liabilities	6,356,000	4,001,000
Deferred commission payable
Convertible notes payable, carried at fair value	3,740,000	1,835,000	749,000
Deferred revenue	4,288,000	4,083,000	2,958,000
Convertible promissory note payable, carried at cost	845,000
Notes payable	184,000	175,000
Total Liabilities	15,413,000	10,094,000
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value
Additional paid-in capital
Accumulated deficit	(15,437,000)	(10,764,000)	(5,877,000)
Accumulated other comprehensive loss	29,000	675,000
Total Stockholders’ Equity (Deficit)	(15,408,000)	(10,089,000)	(5,942,000)
Total Liabilities and Stockholders’ Equity (Deficit)	5,000	5,000
Murphy Canyon Acquisition Corp [Member]
Current assets:
Cash	277,761	345,777	48,555
Prepaid expenses	76,729	300,862	55,608
Total current assets	354,490	646,639	104,163
Investments held in Trust Account	23,339,887	136,871,183
Deferred offering costs			108,962
Total Assets	23,694,377	137,517,822	213,125
Current liabilities:
Accrued expenses	24,528	43,113	15,449
Income taxes payable	111,724	374,862
Accrued excise tax	1,140,683
Note payable - Sponsor	750,000		177,057
Total current liabilities	2,026,935	417,975	192,506
Deferred commission payable	4,628,750	4,628,750
Total Liabilities	6,655,685	5,046,725	192,506
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)	23,108,897	136,771,183
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,669
Accumulated deficit	(6,070,611)	(4,300,492)	(4,381)
Total Stockholders’ Equity (Deficit)	(6,070,205)	(4,300,086)	20,619
Total Liabilities and Stockholders’ Equity (Deficit)	23,694,377	137,517,822	213,125
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value	75	75
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock value	$ 331	331	331
Previously Reported [Member]
Current liabilities:
Option liability		1,404,000
Total current liabilities		3,988,000	2,235,000
Total Liabilities		10,081,000	5,942,000
Stockholders’ Equity (Deficit)
Accumulated deficit		(10,800,000)	(5,900,000)
Accumulated other comprehensive loss		688,000	(65,000)
Total Stockholders’ Equity (Deficit)		$ (10,076,000)	$ (5,942,000)